Property, plant & equipment - Changes in carrying value (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, plant & equipment
Property, plant & equipment beginning of period	€ 94,276	€ 84,451
Additions	16,282	24,479
Impairment	160	0	€ 0
Property, plant & equipment end of period	95,400	94,276	84,451
Acquisition value
Property, plant & equipment
Property, plant & equipment beginning of period	191,410	172,417	165,623
Additions	16,282	24,479	10,331
Acquired from business combinations		217
Disposals	(7,612)	(5,576)	(5,652)
Transfers	(947)	(217)	1,227
Currency Translation	817	90	888
Property, plant & equipment end of period	199,951	191,410	172,417
Depreciation
Property, plant & equipment
Property, plant & equipment beginning of period	(88,714)	(78,910)	(66,360)
Depreciation charge for the year	(15,081)	(14,940)	(15,574)
Disposals	7,020	5,101	4,760
Impairment	(160)
Transfers	867		(1,223)
Currency Translation	(381)	35	(513)
Property, plant & equipment end of period	(96,449)	(88,714)	(78,910)
Land and buildings
Property, plant & equipment
Property, plant & equipment beginning of period	36,914	37,575	34,410
Property, plant & equipment end of period	36,169	36,914	37,575
Land and buildings | Acquisition value
Property, plant & equipment
Property, plant & equipment beginning of period	47,959	47,161	42,417
Additions	142	773	462
Disposals		(18)
Transfers	40	5	4,099
Currency Translation	458	38	183
Property, plant & equipment end of period	48,599	47,959	47,161
Land and buildings | Depreciation
Property, plant & equipment
Property, plant & equipment beginning of period	(11,045)	(9,586)	(8,007)
Depreciation charge for the year	(1,352)	(1,416)	(1,344)
Transfers			(143)
Currency Translation	(33)	(43)	(92)
Property, plant & equipment end of period	(12,430)	(11,045)	(9,586)
Plant and equipment
Property, plant & equipment
Property, plant & equipment beginning of period	41,407	45,095	45,218
Property, plant & equipment end of period	46,688	41,407	45,095
Plant and equipment | Acquisition value
Property, plant & equipment
Property, plant & equipment beginning of period	105,877	103,268	94,420
Additions	3,850	3,555	5,259
Acquired from business combinations		62
Disposals	(4,299)	(4,227)	(3,682)
Transfers	15,031	3,167	6,673
Currency Translation	586	52	598
Property, plant & equipment end of period	121,045	105,877	103,268
Plant and equipment | Depreciation
Property, plant & equipment
Property, plant & equipment beginning of period	(64,470)	(58,173)	(49,202)
Depreciation charge for the year	(10,433)	(10,222)	(10,590)
Disposals	3,996	3,898	3,594
Impairment	(160)
Transfers	(2,935)		(1,595)
Currency Translation	(356)	27	(380)
Property, plant & equipment end of period	(74,358)	(64,470)	(58,173)
Right-of-use assets
Property, plant & equipment
Property, plant & equipment beginning of period	8,420	9,056	10,996
Property, plant & equipment end of period	8,102	8,420	9,056
Right-of-use assets | Acquisition value
Property, plant & equipment
Property, plant & equipment beginning of period	21,619	20,207	20,147
Additions	3,965	2,871	2,397
Acquired from business combinations		155
Disposals	(3,313)	(1,293)	(1,191)
Transfers	(4,433)	(329)	(1,249)
Currency Translation	(74)	8	103
Property, plant & equipment end of period	17,764	21,619	20,207
Right-of-use assets | Depreciation
Property, plant & equipment
Property, plant & equipment beginning of period	(13,199)	(11,151)	(9,151)
Depreciation charge for the year	(3,296)	(3,302)	(3,640)
Disposals	3,024	1,203	1,166
Transfers	3,802		515
Currency Translation	8	51	(41)
Property, plant & equipment end of period	(9,661)	(13,199)	(11,151)
Construction in progress
Property, plant & equipment
Property, plant & equipment beginning of period	15,955	1,781	8,639
Property, plant & equipment end of period	12,544	15,955	1,781
Construction in progress | Acquisition value
Property, plant & equipment
Property, plant & equipment beginning of period	15,955	1,781	8,639
Additions	8,325	17,280	2,213
Disposals		(38)	(779)
Transfers	(11,585)	(3,060)	(8,296)
Currency Translation	(153)	(8)	4
Property, plant & equipment end of period	12,543	15,955	1,781
Total property plant and equipment | Total carrying amount
Property, plant & equipment
Property, plant & equipment beginning of period	102,696	93,507	99,263
Property, plant & equipment end of period	€ 103,503	€ 102,696	€ 93,507